The 59 Wall Street Money Market Fund
                   The 59 Wall Street U.S. Treasury Money Fund
                    The 59 Wall Street Tax Exempt Money Fund
        The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund
                                  (the "Funds")

                                each a series of

                            The 59 Wall Street Trust
                                  (the "Trust")

                      Supplement Dated February 28, 2002 To
              Prospectus Dated October 26, 2001 (the "Prospectus")


         Effective February 28, 2002, The 59 Wall Street Trust has been renamed "BBH Trust", and the Funds have been renamed as follows:


o        From "The 59 Wall Street Money Market Fund" to "BBH Money Market Fund";
o        From "The 59 Wall Street U.S. Treasury Money Fund" to
         "BBH U.S. Treasury Money Fund";
o        From "The 59 Wall Street Tax Exempt Money Fund" to
         "BBH Tax Exempt Money Fund"; and
o        From "The 59 Wall Street Tax Free Short/Intermediate Fixed Income
         Fund"
         to "BBH Tax Free Short/Intermediate Fixed Income Fund".


         All references in the Prospectus to the Trust and the Funds are changed accordingly.

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  The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (the "Fund")

                                   a series of

                     The 59 Wall Street Trust (the "Trust")

                      Supplement Dated February 28, 2002 To
     Statement of Additional Information Dated October 26, 2001 (the "SAI")


         Effective February 28, 2002, the Trust has been renamed "BBH Trust" and the Fund has been renamed "BBH Tax Free Short/Intermediate Fixed Income Fund". All references in the SAI to the Trust and the Fund are changed accordingly.